Offerings	Dec. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% The Dow Chemical Co Notes Due December 15, 2030
Maximum Aggregate Offering Price	$ 3,492,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 482.25
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% The Dow Chemical Co Notes Due December 15, 2035
Maximum Aggregate Offering Price	$ 2,796,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 386.13
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.400% The Dow Chemical Co Notes Due December 15, 2055
Maximum Aggregate Offering Price	$ 3,110,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 429.49
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.